FORM 13F COVER PAGE

Report for the Calendar Quarter ended: June 30,2008

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
                                   [  ] adds new holdings entries.

Institutional Investment Manager Filing this report:

Name:             Cheswick Wright Wealth Management LLC
Address:          131 Rowayton Avenue
                  Rowayton, Connecticut 06853

13F File Number:  028-12018

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, scheduled, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Judith R. Corchard
Title:    Compliance Officer
Phone:    203-783-4400
Signature, Place, and Date of Signing:


 /s/ Judith R. Corchard
 -------------------------
    Judith R. Corchard     Milford, Connecticut      July 24, 2008


Report Type (check only one.):

[ X ]     13F HOLDINGS REPORT.

[   ]     13F NOTICE.

[   ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


                                                         Cheswick Wright Wealth Management
                                                                     FORM 13F
                                                                     June 30, 2008

                                                             Form 13F Information Table                        Voting Authority
                                      Title                  --------------------------                    ----------------------
                                       of                         Value     Shares/ Sh/ Put/ Invstmt Other
Name Of Issuer                        Class          CUSIP       (x$1000)   Prn Amt Prn Call Dscretn Mgrs    Sole   Shared  None
-------------------------             -----        ---------    ---------  -------- --- ---- ------- -----  ------  ------- -----

COMMON STOCK
------------
3M Co.                                 COM         88579y101         960     13,805  SH       SOLE             2,905   0     10,900
AT&T Inc                               COM         00206r102       1,247     37,010  SH       SOLE            33,922   0      3,088
Abbott Laboratories                    COM         002824100       1,612     30,434  SH       SOLE                 0   0     30,434
Adobe Systems                          COM         00724f101       1,075     27,300  SH       SOLE                 0   0     27,300
Air Products & Chemicals               COM         009158106         306      3,095  SH       SOLE             2,970   0        125
Akami Technologies                     COM         00971t101         263      7,580  SH       SOLE                 0   0      7,580
Allergan Inc.                          COM         018490102       1,384     26,590  SH       SOLE                 0   0     26,590
American Express Co.                   COM         025816109       1,779     47,222  SH       SOLE             9,870   0     37,352
American Int'l Group                   COM         026874107         917     34,664  SH       SOLE                 0   0     34,664
Ameriprise Financial                   COM         03076c106         262      6,444  SH       SOLE                 0   0      6,444
Amgen Inc                              COM         031162100       1,339     28,410  SH       SOLE                 0   0     28,410
Amphenol Corp                          COM         032095101         504     11,250  SH       SOLE                 0   0     11,250
Apple Inc                              COM         037833100       3,577     21,367  SH       SOLE                 0   0     21,367
Bank Of America Corp                   COM         060505104       1,057     44,291  SH       SOLE            14,786   0     29,505
Bank of New York Mellon Corp           COM         064058100         319      8,445  SH       SOLE             8,225   0        220
Berkshire Hathaway Class B             COM         084670207         481        120  SH       SOLE                 0   0        120
CBS Corp-Cl B                          COM         124857202         363     18,634  SH       SOLE            18,097   0        537
Caterpillar Inc                        COM         149123101         565      7,658  SH       SOLE             7,408   0        250
Celgene Corp                           COM         151020104         718     11,255  SH       SOLE                 0   0     11,255
Chevron Corp                           COM         166764100       1,374     13,865  SH       SOLE            13,175   0        690
Cisco System Inc                       COM         17275r102       7,765    333,851  SH       SOLE            21,533   0    312,318
Citigroup Inc                          COM         172967101       4,235    252,703  SH       SOLE            16,393   0    236,310
Coach Inc                              COM         189754104         677     23,445  SH       SOLE                 0   0     23,445
Coca Cola Co.                          COM         191216100       3,071     59,090  SH       SOLE             5,995   0     53,095
Computer Sciences Corp                 COM         205363104         348      7,420  SH       SOLE             7,190   0        230
Conocophillips                         COM         20825c104         666      7,065  SH       SOLE                 0   0      7,065
Costco Wholesale Corp                  COM         22160k105       2,372     33,820  SH       SOLE             5,695   0     28,125
Danaher Corp                           COM         235851102       3,959     51,225  SH       SOLE                 0   0     51,225
EMC Corporation                        COM         268648102         167     11,395  SH       SOLE            11,040   0        355
Exelon Corp                            COM         30161n101         678      7,540  SH       SOLE             7,295   0        245
Exxon Mobil Corp                       COM         30231g102       8,920    101,211  SH       SOLE            13,404   0     87,807
First Solar Inc                        COM         336433107         219        805  SH       SOLE                 0   0        805
Firstenergy Corp                       COM         337932107         269      3,270  SH       SOLE             3,155   0        115
Fiserve Inc                            COM         337738108       1,448     31,925  SH       SOLE                 0   0     31,925
Genentech Inc                          COM         368710406         628      8,280  SH       SOLE                 0   0      8,280
General Electric Co.                   COM         369604103       1,598     59,909  SH       SOLE            13,785   0     46,124
Gilead Sciences                        COM         375558103         607     11,475  SH       SOLE                 0   0     11,475
Goldman Sachs                          COM         38141g104       3,418     19,545  SH       SOLE                 0   0     19,545
Hewlett-Packard Co.                    COM         428236103       1,158     26,199  SH       SOLE            17,084   0      9,115
Honeywell Intl Inc                     COM         438516106         414      8,235  SH       SOLE             7,710   0        525
Illinois Tool Works                    COM         452308109         279      5,870  SH       SOLE             5,685   0        185
Intel Corp                             COM         458140100       6,018    280,163  SH       SOLE            25,392   0    254,771
I B M                                  COM         459200101       1,250     10,550  SH       SOLE             6,990   0      3,560
Introgen Therapeutics                  COM         46119f107          69     45,000  SH       SOLE                 0   0     45,000
JP Morgan Chase & Co.                  COM         46625h100         444     12,940  SH       SOLE            12,580   0        360
Johnson & Johnson                      COM         478160104      15,408    239,491  SH       SOLE             8,715   0    230,776
Laboratory Corp American Hldg          COM         50540r409         202      2,905  SH       SOLE             2,795   0        110
Lehman Brothers Holdings               COM         524908100         231     11,665  SH       SOLE                 0   0     11,665
Lowe's Companies                       COM         548661107         284     13,700  SH       SOLE                 0   0     13,700
McDonalds Corp                         COM         580135101         650     11,560  SH       SOLE            11,255   0        305
Medis Technologies                     COM         58500p107          87     25,875  SH       SOLE                 0   0     25,875
Medtronic Inc                          COM         585055106       1,082     20,901  SH       SOLE             8,895   0     12,006
Metlife Inc                            COM         59156r108         558     10,570  SH       SOLE            10,270   0        300
Microchip Technology                   COM         595017104         314     10,300  SH       SOLE                 0   0     10,300
Microsoft Corp                         COM         594918104      10,227    371,766  SH       SOLE            26,469   0    345,297
Molson Coors Brewing Co-B              COM         60871r209         356      6,555  SH       SOLE             6,335   0        220
Morgan St Dean Witter Discover & CO    COM         617446448         233      6,465  SH       SOLE             6,275   0        190
Nike Inc Cl B                          COM         654106103         284      4,765  SH       SOLE             4,625   0        140
Noble Corp                             COM         g65422100         296      4,560  SH       SOLE             4,425   0        135
Oracle Corporation                     COM         68389x105         450     21,450  SH       SOLE                 0   0     21,450
Pepsico Inc                            COM         713448108       1,385     21,783  SH       SOLE             7,500   0     14,283
Pfizer Inc                             COM         717081103       1,804    103,310  SH       SOLE            27,705   0     75,605
Precision Castparts Corp               COM         740189105         265      2,750  SH       SOLE             2,680   0         70
Procter & Gamble                       COM         742718109       1,931     31,769  SH       SOLE             7,070   0     24,699
RF Micro Devices Inc                   COM         749941100          44     15,215  SH       SOLE            15,215   0          0
Sabine Royalty Trust                   COM         785688102         575      8,445  SH       SOLE                 0   0      8,445
San Juan Basin Royalty Trust           COM         798241105         892     19,300  SH       SOLE                 0   0     19,300
Schlumberger Ltd                       COM         806857108       5,750     53,530  SH       SOLE             7,195   0     46,335
Sigma-Aldrich                          COM         826552101       2,633     48,888  SH       SOLE             5,725   0     43,163
Starbucks Corp                         COM         855244109         219     13,940  SH       SOLE                 0   0     13,940
State Street Corp                      COM         857477103       1,012     15,817  SH       SOLE                 0   0     15,817
Stericycle Inc                         COM         858912108       3,989     77,165  SH       SOLE                 0   0     77,165
Suncor Energy                          COM         867229106       4,952     85,215  SH       SOLE                 0   0     85,215
Synovus Financial Corp                 COM         87161c105       4,855    556,111  SH       SOLE           556,111   0          0
Target Corp                            COM         87612e106         432      9,290  SH       SOLE             9,040   0        250
Time Warner Inc                        COM         887317105         196     13,260  SH       SOLE            12,870   0        390
Total System Services, Inc.            COM         891906109       5,986    269,376  SH       SOLE           269,376   0          0
Transocean Inc                         COM         G90073100       3,960     25,988  SH       SOLE                 0   0     25,988
US Bancorp (New)                       COM         902973304         409     14,680  SH       SOLE            14,195   0        485
United Technologies                    COM         913017109       1,637     26,530  SH       SOLE             7,665   0     18,865
Varian Medical                         COM         92220p105       4,434     85,330  SH       SOLE                 0   0     85,330
Wellpoint Inc                          COM         94973v107         259      5,430  SH       SOLE             5,280   0        150
Wells Fargo Company                    COM         949746101       8,880    373,899  SH       SOLE            15,445   0    358,454
Zimmer Holdings                        COM         98956p102         767     11,275  SH       SOLE                 0   0     11,275
                                                               -----------
Total Common Stock                                               158,707

ADR's
Canadian Nat Res Ltd                               136385101         425      4,240  SH       SOLE                 0   0      4,240
Teva Pharmaceuticals                               881624209       3,930     85,810  SH       SOLE                 0   0     85,810
                                                               -----------
Total ADR's                                                        4,355

GRAND TOTAL                                                      163,062
                                                               ==========


                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                         0

Form 13F Information Table Entry Total:                   86
Form 13F Information Table Value Total:             $163,062



List of Other Included Managers:            NONE